Right of Use Assets and Lease Liabilities	9 Months Ended
Dec. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities [Text Block]

7. Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use Assets and Lease Liabilities in its consolidated interim statement of financial position for lease agreements that the Company has entered into that expire in more than one year at the inception of the leases. The right of use assets have a carrying value at December 31, 2024 of $3,385,382 (March 31, 2024 - $4,124,563). Rental payments on the Right of Use Assets are discounted at rates ranging from 8.0% and 12.0%.

Condensed consolidated Statement of Financial Position as lease liabilities. The value of the right of use assets is determined at lease inception and includes the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the three months ended December 31, 2024 the Company incurred interest expense of $113,367 (2023 - $93,162) on the lease liabilities, recognized depreciation expense of $172,522 (2023 - $190,563) on the right of use assets and made total rental payments of $244,059 (2023 - $256,458). For the nine months ended December 31, 2024, the Company incurred interest expense of $283,842 (2023 - $287,250) on the lease liabilities, recognized depreciation expense of $557,169 (2023 - $592,985) on the right of use assets and made total rental payments of $766,769 (2023 - $789,796). On September 30, 2024 the Company entered into an agreement that resulted in a change in the lease payments due under one of its property leases that was accounted for as a lease modification and reduced the carrying value of each of lease liabilities and right of use assets by $167,015.

Subsequent to the end of the quarter ended December 31, 2024, GreenPower entered into a lease for a 72,056 square foot property in Riverside, CA where it intends to consolidate its California operations. The lease has a commencement date of January 1, 2025, a termination date of December 31, 2029, and monthly lease payments of $50,439 commence on May 1, 2025, with annual increases to the monthly lease rate effective January of each year between 2026 and 2029.

GreenPower entered into a contract of lease-purchase with the South Charleston Development Authority (the "lessor") for a property located in South Charleston, West Virginia during the year ended March 31, 2023. The terms of the lease required no cash up front and monthly lease payments started May 1, 2023. GreenPower is eligible for up to $1,300,000 forgiveness on the lease, calculated on a pro-rata basis for the employment of up to 200 employees by December 31, 2024. GreenPower provided employee reports to the lessor on December 31, 2024 and the lessor has not provided its response of the determination of loan forgiveness as of the date of this Report. Title to the property will be transferred to GreenPower once the sum of total lease payments  plus the amount of the forgiveness reaches $6.7 million. The lease liability recorded for this lease has not been reduced to reflect contingently forgivable amounts.

The following table summarizes changes in Right of Use Assets between March 31, 2024 and December 31, 2024:

Right of Use Assets, March 31, 2024	$4,124,563
Depreciation	(557,167)
Change from lease modification	(182,014)

Right of Use Assets, December 31, 2024	$3,385,382

The following table summarizes changes in Right of Use Assets between March 31, 2023 and March 31, 2024:

Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(785,306)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, March 31, 2024	$4,124,563

The following table shows the remaining undiscounted payments on lease liabilities, interest on lease liabilities and the carrying value of lease liabilities as at December 31, 2024.

1 year	$690,632
thereafter	$5,744,841
less amount representing interest expense	$(2,449,189)
Lease liability	$3,986,283
Current Portion of Lease Liabilities	$258,899
Long Term Portion of Lease Liabilities	$3,727,384